19. VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Schedule of variable interest entities
	December 31,
	2018	2017
	RMB	RMB

Total assets	5,065,370	4,637,085
Total liabilities	3,134,146	5,388,831

	Year Ended December 31,
	2018	2017	2016
	RMB	RMB	RMB

Income	997,285	404,139	480,244
Net income (loss) from discontinued operation	2,060	(46,264)	76,243
Net income (loss) from continued operation	401,224	(369,587)	(23,466)